Rule 497(e)
                                                              File Nos.333-25289
                                                                       811-08183


                            SCHWAB SELECT ANNUITY(R)
           ISSUED BY FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                        VARIABLE ANNUITY-1 SERIES ACCOUNT

                      Supplement dated June 8, 2004 to the
        Prospectus for the Schwab Select Annuity(R) dated April 30, 2004

Please note the following changes to your Prospectus.

On page 12, the following information regarding the advisors for the AIM Variable Insurance Funds Trust (formerly, INVESCO Variable Investment Funds, Inc.) should be added:

A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to INVESCO Variable Investment Funds, Inc. on April 30, 2004.

In addition, the chart on the following page should be added to your Prospectus as "Appendix D--Expenses of Each Sub-Account's Underlying Portfolio," page 49. Appendix D presents information regarding the expenses of each Sub-Account's underlying Portfolio in a more graphical format and does not change the information as presented in the Fee Table and Total Annual Portfolio Operating Expenses on pages 7 and 8 of your Prospectus or the Example as presented on page 9 of your Prospectus.


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        Appendix D--Expenses of Each Sub-Account's Underlying Portfolio
                (as a percentage of Portfolio average net assets, before and after fee waivers and expense reimbursements as of December 31, 2003)


A I M V.I. High Yield Fund - Series I Shares
(formerly INVESCO VIF High Yield Fund)

Management Fees                                                 0.63%
Other fees                                                      0.43%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     1.06%
Total Fee Waivers                                               0.01%
Total Portfolio Expenses After Fee Waivers                      1.05%


Alger American Growth Portfolio - Class O Shares

Management Fees                                                 0.75%
Other fees                                                      0.10%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     0.85%
Total Fee Waivers                                               0.00%
Total Portfolio Expenses After Fee Waivers                      0.85%

Alger American MidCap Growth Portfolio - Class O Shares

Management Fees                                                 0.80%
Other fees                                                      0.13%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     0.93%
Total Fee Waivers                                               0.00%
Total Portfolio Expenses After Fee Waivers                      0.93%

AllianceBernstein VP Utility Income Portfolio - Class A Shares

Management Fees                                                 0.75%
Other fees                                                      0.73%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     1.48%
Total Fee Waivers                                               0.20%
Total Portfolio Expenses After Fee Waivers                      1.28%

American Century VP Balanced Fund - Original Class Shares

Management Fees                                                 0.90%
Other fees                                                      0.00%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     0.90%
Total Fee Waivers                                               0.00%
Total Portfolio Expenses After Fee Waivers                      0.90%

American Century VP International Fund - Original Class Shares

Management Fees                                                 1.33%
Other fees                                                      0.01%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     1.34%
Total Fee Waivers                                               0.00%
Total Portfolio Expenses After Fee Waivers                      1.34%

American Century VP Value Fund - Original Class Shares

Management Fees                                                 0.95%
Other fees                                                      0.00%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     0.95%
Total Fee Waivers                                               0.00%
Total Portfolio Expenses After Fee Waivers                      0.95%

Baron Capital Asset Fund: Insurance Shares

Management Fees                                                 1.00%
Other fees                                                      0.19%
12b-1 fees                                                      0.25%
Total Portfolio Expenses Before Fee Waivers                     1.44%
Total Fee Waivers                                               0.00%
Total Portfolio Expenses After Fee Waivers                      1.44%

Delaware VIP Small Cap Value Series - Standard Class

Management Fees                                                 0.75%
Other fees                                                      0.11%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     0.86%
Total Fee Waivers                                               0.00%
Total Portfolio Expenses After Fee Waivers                      0.86%

Dreyfus GVIT Mid Cap Index Fund - Class II

Management Fees                                                 0.40%
Other fees                                                      0.24%
12b-1 fees                                                      0.25%
Total Portfolio Expenses Before Fee Waivers                     0.89%
Total Fee Waivers                                               0.00%
Total Portfolio Expenses After Fee Waivers                      0.89%

Dreyfus Investment Portfolios Midcap Stock Portfolio - Initial Shares

Management Fees                                                 0.75%
Other fees                                                      0.07%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     0.82%
Total Fee Waivers                                               0.00%
Total Portfolio Expenses After Fee Waivers                      0.82%

Dreyfus VIF Appreciation Portfolio - Initial Shares

Management Fees                                                 0.75%
Other fees                                                      0.05%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     0.80%
Total Fee Waivers                                               0.00%
Total Portfolio Expenses After Fee Waivers                      0.80%

Dreyfus VIF Developing Leaders Portfolio - Initial Shares

Management Fees                                                 0.75%
Other fees                                                      0.07%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     0.82%
Total Fee Waivers                                               0.00%
Total Portfolio Expenses After Fee Waivers                      0.82%

Dreyfus VIF Growth and Income Portfolio - Initial Shares

Management Fees                                                 0.75%
Other fees                                                      0.07%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     0.82%
Total Fee Waivers                                               0.00%
Total Portfolio Expenses After Fee Waivers                      0.82%

Federated American Leaders Fund II - Primary Shares

Management Fees                                                 0.75%
Other fees                                                      0.35%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     1.10%
Total Fee Waivers                                               0.25%
Total Portfolio Expenses After Fee Waivers                      0.85%

Federated Fund for U.S. Government Securities II

Management Fees                                                 0.60%
Other fees                                                      0.37%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     0.97%
Total Fee Waivers                                               0.25%
Total Portfolio Expenses After Fee Waivers                      0.72%

Federated Capital Income Fund II

Management Fees                                                 0.75%
Other fees                                                      0.60%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     1.35%
Total Fee Waivers                                               0.33%
Total Portfolio Expenses After Fee Waivers                      1.02%

INVESCO VIF-Core Equity Fund - Series I Shares

Management Fees                                                 0.75%
Other fees                                                      0.38%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     1.13%
Total Fee Waivers                                               0.00%
Total Portfolio Expenses After Fee Waivers                      1.13%

INVESCO VIF-Technology Fund - Series I Shares

Management Fees                                                 0.75%
Other fees                                                      0.41%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     1.16%
Total Fee Waivers                                               0.00%
Total Portfolio Expenses After Fee Waivers                      1.16%

Janus Aspen Series Balanced Portfolio - Institutional Shares

Management Fees                                                 0.65%
Other fees                                                      0.02%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     0.67%
Total Fee Waivers                                               0.00%
Total Portfolio Expenses After Fee Waivers                      0.67%

Janus Aspen Series Flexible Income Portfolio - Institutional Shares

Management Fees                                                 0.60%
Other fees                                                      0.04%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     0.64%
Total Fee Waivers                                               0.00%
Total Portfolio Expenses After Fee Waivers                      0.64%

Janus Aspen Series Growth Portfolio - Institutional Shares

Management Fees                                                 0.65%
Other fees                                                      0.02%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     0.67%
Total Fee Waivers                                               0.00%
Total Portfolio Expenses After Fee Waivers                      0.67%

Janus Aspen Series Growth and Income Portfolio - Institutional Shares

Management Fees                                                 0.65%
Other fees                                                      0.18%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     0.83%
Total Fee Waivers                                               0.00%
Total Portfolio Expenses After Fee Waivers                      0.83%

Janus Aspen Series International Growth Portfolio - Institutional Shares

Management Fees                                                 0.65%
Other fees                                                      0.11%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     0.76%
Total Fee Waivers                                               0.00%
Total Portfolio Expenses After Fee Waivers                      0.76%

Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares

Management Fees                                                 0.65%
Other fees                                                      0.06%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     0.71%
Total Fee Waivers                                               0.00%
Total Portfolio Expenses After Fee Waivers                      0.71%

Oppenheimer Global Securities Fund/VA

Management Fees                                                 0.63%
Other fees                                                      0.04%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     0.67%
Total Fee Waivers                                               0.00%
Total Portfolio Expenses After Fee Waivers                      0.67%

PIMCO VIT High Yield Portfolio

Management Fees                                                 0.25%
Other fees                                                      0.35%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     0.60%
Total Fee Waivers                                               0.00%
Total Portfolio Expenses After Fee Waivers                      0.60%

PIMCO VIT Low Duration Portfolio

Management Fees                                                 0.25%
Other fees                                                      0.25%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     0.50%
Total Fee Waivers                                               0.00%
Total Portfolio Expenses After Fee Waivers                      0.50%

Prudential Series Fund Equity Portfolio -- Class II

Management Fees                                                 0.45%
Other fees                                                      0.19%
12b-1 fees                                                      0.25%
Total Portfolio Expenses Before Fee Waivers                     0.89%
Total Fee Waivers                                               0.00%
Total Portfolio Expenses After Fee Waivers                      0.89%

SAFECO RST Core Equity Portfolio (formerly Safeco RST Equity
Portfolio)

Management Fees                                                 0.74%
Other fees                                                      0.06%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     0.80%
Total Fee Waivers                                               0.00%
Total Portfolio Expenses After Fee Waivers                      0.80%

SAFECO RST Growth Opportunities Portfolio

Management Fees                                                 0.74%
Other fees                                                      0.06%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     0.80%
Total Fee Waivers                                               0.00%
Total Portfolio Expenses After Fee Waivers                      0.80%

SAFECO RST Small-Cap Value Portfolio (formerly Safeco RST
Small Company Value Portfolio)

Management Fees                                                 0.85%
Other fees                                                      0.20%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     1.05%
Total Fee Waivers                                               0.00%
Total Portfolio Expenses After Fee Waivers                      1.05%

Schwab MarketTrack Growth Portfolio II(TM)

Management Fees                                                 0.44%
Other fees                                                      0.43%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     0.87%
Total Fee Waivers                                               0.37%
Total Portfolio Expenses After Fee Waivers                      0.50%

Schwab Money Market Portfolio(TM)

Management Fees                                                 0.38%
Other fees                                                      0.06%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     0.44%
Total Fee Waivers                                               0.00%
Total Portfolio Expenses After Fee Waivers                      0.44%

Schwab S&P 500 Portfolio

Management Fees                                                 0.20%
Other fees                                                      0.12%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     0.32%
Total Fee Waivers                                               0.04%
Total Portfolio Expenses After Fee Waivers                      0.28%

Scudder Variable Series I Capital Growth Portfolio - Class A Shares

Management Fees                                                 0.47%
Other fees                                                      0.04%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     0.51%
Total Fee Waivers                                               0.00%
Total Portfolio Expenses After Fee Waivers                      0.51%

Scudder Variable Series I Growth and Income Portfolio - Class A Shares

Management Fees                                                 0.48%
Other fees                                                      0.11%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     0.59%
Total Fee Waivers                                               0.00%
Total Portfolio Expenses After Fee Waivers                      0.59%

Scudder VIT EAFE(R)Equity Index Fund - Class A Shares

Management Fees                                                 0.45%
Other fees                                                      0.64%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     1.09%
Total Fee Waivers                                               0.44%
Total Portfolio Expenses After Fee Waivers                      0.65%

Scudder VIT Small Cap Index Fund - Class A Shares

Management Fees                                                 0.35%
Other fees                                                      0.26%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     0.61%
Total Fee Waivers                                               0.16%
Total Portfolio Expenses After Fee Waivers                      0.45%

Strong Multi Cap Value Fund II

Management Fees                                                 0.75%
Other fees                                                      0.86%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     1.61%
Total Fee Waivers                                               0.48%
Total Portfolio Expenses After Fee Waivers                      1.13%

Universal Institutional Funds U.S. Real Estate Portfolio - Class I Shares

Management Fees                                                0.80%
Other fees                                                     0.31%
12b-1 fees                                                     0.00%
Total Portfolio Expenses Before Fee Waivers                    1.11%
Total Fee Waivers                                              0.01%
Total Portfolio Expenses After Fee Waivers                     1.10%











        This supplement should be retained with the Schwab Select Annuity(R) Prospectus for future reference.